EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
118	Hycroft Mining Holding Corp. *	$385
	TOTAL COMMON STOCKS
	(Cost $1,559,793)	385

Principal Amount[1]
	FIXED INCOME SECURITIES — 83.8%
	ARGENTINA — 0.5%
28,800,000	Argentina Treasury Bond BONCER 2.000%, 11/9/2026	310,682
	AUSTRALIA — 3.2%
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[2]	1,008,947
2,250,000	Queensland Treasury Corp. 1.750%, 7/20/2034[2]	1,126,562
		2,135,509
	BRAZIL — 1.6%
6,000,000	Brazilian Government International Bond 10.250%, 1/10/2028	1,030,638
	CANADA — 1.6%
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[3]	1,062,740
	CHILE — 4.1%
2,520,000,000	Bonos de la Tesoreria de la Republica en pesos 6.000%, 4/1/2033[2]	2,717,851
	COLOMBIA — 4.1%
11,300,000,000	Colombia Government International Bond 9.850%, 6/28/2027	2,679,605
	DENMARK — 1.7%
1,000,000	Force Bidco A/S 9.448% (3-Month Euribor + 750 basis points), 4/10/2029[3,4]	1,147,347
	DOMINICAN REPUBLIC — 0.9%
37,000,000	Dominican Republic International Bond 9.750%, 6/5/2026	607,632

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	FRANCE — 2.1%
1,200,000	TotalEnergies S.E. 3.369% [3,5,6]	$1,380,344
	LUXEMBOURG — 3.2%
185,000,000	European Investment Bank 6.950%, 3/1/2029[2]	2,128,925
	MALAYSIA — 3.4%
10,000,000	Malaysia Government Bond 2.632%, 4/15/2031	2,263,329
	MALTA — 2.8%
9,000,000	Gaming Innovation Group PLC 9.418% (Stockholm Interbank Offered Rates 3 Month + 725 basis points), 12/18/2026[3,4]	949,245
800,000	Samara Asset Group PLC 9.656% (3-Month Euribor + 750 basis points), 11/5/2029[2,3,4]	890,105
		1,839,350
	MEXICO — 4.7%
17,850,000	America Movil S.A.B. de C.V. 9.500%, 1/27/2031[3]	953,457
45,000,000	Mexican Bonos 7.750%, 11/23/2034	2,162,705
		3,116,162
	NETHERLANDS — 2.2%
1,300,000	Volkswagen International Finance N.V. 3.875% [3,5]	1,447,492
	NORWAY — 6.7%
5,000,000	Aker A.S.A. 6.275%, 9/27/2027	497,065
8,750,000	Ax INV1 Holding A.S. 8.340% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 375 basis points), 2/14/2030[3,4]	848,451
5,000,000	City of Oslo Norway 1.320%, 2/16/2028	450,656
6,250,000	Duett Software Group A.S. 9.840% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 550 basis points), 7/14/2028[2,3,4]	608,557
10,300,000	Hawk Infinity Software A.S. 10.830% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 650 basis points), 10/3/2028[3,4]	1,036,124

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
10,000,000	Lime Petroleum A.S. 13.600% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 925 basis points), 7/19/2027[2,3,4]	$973,215
		4,414,068
	PERU — 2.4%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,585,655
	PHILIPPINES — 8.1%
	Asian Development Bank
132,000,000	6.200%, 10/6/2026	1,513,578
7,000,000	8.000%, 8/12/2031	1,024,173
165,000,000	Philippine Government International Bond 6.250%, 1/14/2036	2,774,481
		5,312,232
	SINGAPORE — 5.4%
1,000,000	Housing & Development Board 2.320%, 1/24/2028	777,615
	Singapore Government Bond
2,000,000	2.125%, 6/1/2026	1,545,624
1,500,000	3.375%, 9/1/2033	1,268,484
		3,591,723
	SOUTH KOREA — 2.6%
100,000,000	Export-Import Bank of Korea 3.700%, 3/23/2026	1,688,356
	THAILAND — 2.6%
47,000,000	Thailand Government Bond 3.390%, 6/17/2037	1,706,806
	TURKEY — 2.9%
1,700,000	Turkiye Government International Bond 5.200%, 8/17/2031	1,935,563
	UNITED KINGDOM — 6.8%
1,000,000	BP Capital Markets PLC 3.250% [3,5,6]	1,143,615
190,000,000	European Bank for Reconstruction & Development 6.300%, 10/26/2027	2,169,190

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED KINGDOM (Continued)
1,000,000	Vodafone Group PLC 4.200%, 10/3/2078[3,6]	$1,173,186
		4,485,991
	UNITED STATES — 10.2%
41,500,000,000	Inter-American Development Bank 5.100%, 11/17/2026	2,503,571
	International Bank for Reconstruction & Development
62,000,000	3.700%, 1/25/2026	1,051,733
2,000,000	9.750%, 1/21/2027	344,830
18,500,000,000	6.500%, 12/8/2027	1,141,266
16,000,000	International Finance Corp. 0.000%, 5/20/2030	1,669,691
		6,711,091
	TOTAL FIXED INCOME SECURITIES
	(Cost $56,673,712)	55,299,091

Number of Shares
	SHORT-TERM INVESTMENTS — 12.0%
7,897,906	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.112% [7]	7,897,906
	Total Short-Term Investments
	(Cost $7,897,906)	7,897,906
	TOTAL INVESTMENTS — 95.8%
	(Cost $66,131,411)	63,197,382
	Other Assets in Excess of Liabilities — 4.2%	2,770,007
	TOTAL NET ASSETS — 100.0%	$65,967,389

PLC – Public Limited Company

*Non-income producing security.
[1]Local currency.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,454,162, which represents 14.33% of Net Assets.
[3]Callable.
[4]Floating rate security.
[5]Perpetual security. Maturity date is not applicable.
[6]Variable rate security.
[7]The rate is the annualized seven-day yield at period end.